OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION	12 Months Ended
Dec. 31, 2019
OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION

10. OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION

Other comprehensive income (loss) includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and non-derivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

The following table provides other comprehensive income (loss) information related to the Company’s derivatives and hedging instruments and pension and postretirement benefits. Refer to Note 9 for additional information related to the Company’s derivatives and hedging transactions. Refer to Note 17 for additional information related to the Company’s pension and postretirement benefits activity.

(millions)	2019	2018	2017
Derivative and Hedging Instruments
Unrealized gains (losses) on derivative & hedging instruments
Amount recognized in AOCI	$78.1	$144.4	$(173.4)
(Gains) losses reclassified from AOCI into income
COS	(15.4)	7.7	13.7
SG&A	(39.5)	(84.1)	157.2
Interest (income) expense, net	(27.8)	(31.9)	(17.3)
	(82.7)	(108.3)	153.6
Other activity	0.8	-	0.2
Tax impact	0.4	(7.7)	1.7
Net of tax	$(3.4)	$28.4	$(17.9)

Pension and Postretirement Benefits
Amount recognized in AOCI
Current period net actuarial income (loss) and prior service costs	$(326.3)	$(56.5)	$(46.9)
Amount reclassified from AOCI into income
Amortization of net actuarial loss and prior service costs and benefits	0.4	28.4	21.5
Pension and postretirement benefits changes	-	59.3	-
	(325.9)	31.2	(25.4)
Tax impact	74.3	(13.2)	16.2
Net of tax	$(251.6)	$18.0	$(9.2)